Share Capital	12 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL
22.	SHARE CAPITAL

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	30 June 2026 No of shares	30 June 2026 $
Opening balance	104,790,304	197,732,356
Issue of shares suppliers (i)	500,000	6,541,000
Issue of shares PIPE (i)	14,030,301	110,004,997
Issue of shares GEM settlement	4,153,686	40,000,000
Issue of shares vesting of RSU’s	2,535,000	8,632,900
Issue of shares acquisition of copper (note 11)	2,000,000	15,800,000
Issue of shares Tanbreez acquisition (i)	14,500,000	165,010,000
Issue of shares 60 North Greenland ApS acquisition (note 32)	150,262	2,000,000
Issue of shares exercise of warrants	3,337,709	64,856,655
Issue of shares exercise of warrants (cashless)	873,942	22,196,803
Capital raising costs - Cash	-	(3,000,000)
Total share capital	146,871,204	629,774,711

	30 June 2025 No of shares	30 June 2025 $
Opening balance	80,994,098	51,508,320
Issue of shares Tanbreez acquisition	8,395,523	90,000,000
Issue of shares suppliers	950,365	1,997,000
Issue of shares PIPE	4,910,000	24,550,000
Issue of shares Directors	560,310	1,297,099
Issue of shares vesting of RSU’s	2,380,008	24,438,104
Issue of shares Tanbreez make good provisions	5,000,000	6,850,000
Issue of shares upon conversion of warrants	1,600,000	2,000,000
Issue of warrants PIPE (Investors)	-	(3,104,593)
Issue of warrants PIPE (Brokers)	-	(160,574)
Capital raising costs - Cash	-	(1,643,000)
Total share capital	104,790,304	197,732,356

(i)	During the year ended 30 June 2026, the following shares were issued:

▪	500,000 shares to Mathew August for the provision of marketing related services to the Company comprising:

o	100,000 shares issued on 22 October 2025. The fair value of these shares on the issue date was $15.05 which resulted in a loss in the extinguishment of liabilities of $326,000

o	400,000 shares issued on 2 February 2026. The fair value of these shares on the issue date was $12.59 which resulted in a loss in the extinguishment of liabilities of $1,844,000

▪	14,030,301 shares to participants in the PIPE raising funds of $110,004,980 (before expenses)

▪	4,153,686 shares to GEM in respect to the GEM settlement (note 16)

▪	2,535,000 shares issued upon the vesting of RSU’s

▪	On 16 December 2025, the Company issued 2,000,000 ordinary shares for the acquisition of ultra-high-grade copper powder inventory. Due to the highly specialised nature of the inventory and the fact that there is no observable market for ultra-high-grade copper powder and significant variations in pricing based on known market transactions, the Company has determined the cost of the inventory based on the fair value of the shares issued to the seller. Consequently, the cost of the ultra-high-grade copper powder is $15,800,000 being 2,000,000 shares at $7.90 per share, being the fair value of the shares as at the date of acquisition (note 6)

▪	14,500,000 shares issued upon the stage 2 acquisition of Tanbreez (note 31)

▪	150,262 shares issued upon the 70% acquisition of 60 North Greenland ApS acquisition (note 32)

▪	3,337,709 shares upon the exercise of options comprising

o	3,315,000 shares upon the exercise of 3,315,000 unlisted warrants ($7.00 each expiring 7 February 2029)

o	12,709 shares upon the exercise of 12,709 listed warrants ($11.50 each expiring 27 February 2029)

o	10,000 shares upon the exercise of 10,000 unlisted warrants ($7.00 each expiring 6 October 2031)

▪	873,942 shares upon the exercise of options utilising the cashless facility comprising:

o	38,468 shares issued upon the exercise of 50,100 warrants ($7.00 each expiring 7 February 2029)

o	835,474 shares issued upon the exercise of 1,000,000 warrants ($5.00 each expiring 18 June 2029)

Terms and conditions of contributed equity

Fully paid ordinary shares have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from sale of all surplus assets in proportion to the number of paid up shares held.

Fully paid ordinary shares entitle their holder to one vote, either in person or by proxy, at any shareholders’ meeting of the Company.

At 30 June 2026, all shares on issue in the Company are fully paid.